Intangible Assets (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2012	$ 10,132
2013	8,621
2014	7,245
2015	6,309
2016	4,973
Thereafter	9,996
Total	$ 47,276